Shareholder Report	6 Months Ended
Mar. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	ETF Series Solutions
Entity Central Index Key	0001540305
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
Distillate International Fundamental Stability & Value ETF
Shareholder Report [Line Items]
Fund Name	Distillate International Fundamental Stability & Value ETF
Class Name	Distillate International Fundamental Stability & Value ETF
Trading Symbol	DSTX
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Distillate International Fundamental Stability & Value ETF for the period of October 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://distillatecapital.com/distillate-international-fundamental-stability-value-etf-ticker-dstx/. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://distillatecapital.com/distillate-international-fundamental-stability-value-etf-ticker-dstx/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Distillate International Fundamental Stability & Value ETF	$27	0.55%
[1]
Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.55%
Material Change Date	Jan. 31, 2025
Updated Performance Information Location [Text Block]	Visit https://distillatecapital.com/distillate-international-fundamental-stability-value-etf-ticker-dstx/ for more recent performance information.
Net Assets	$ 35,020,012
Holdings Count | $ / shares	103
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$35,020,012
Number of Holdings	103
Portfolio Turnover	45%
30-Day SEC Yield	2.05%
30-Day SEC Yield Unsubsidized	2.05%

Holdings [Text Block]

Top 10 Issuers (% of net assets)
Roche Holding AG	2.9%
Samsung Electronics Company, Ltd.	2.4%
British American Tobacco PLC	2.2%
Novartis AG	2.0%
SK Hynix, Inc.	2.0%
Taiwan Semiconductor Manufacturing Company, Ltd.	1.9%
Equinor ASA	1.6%
Unilever PLC	1.6%
Vinci SA	1.5%
Kia Corporation	1.5%

Material Fund Change [Text Block]	Changes to Fund’s Principal Risks: Effective January 31, 2025, the non-diversified fund risk was removed from the Fund’s principal investment risks.
Updated Prospectus Web Address	https://distillatecapital.com/distillate-international-fundamental-stability-value-etf-ticker-dstx/
Distillate Small/Mid Cash Flow ETF
Shareholder Report [Line Items]
Fund Name	Distillate Small/Mid Cash Flow ETF
Class Name	Distillate Small/Mid Cash Flow ETF
Trading Symbol	DSMC
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Distillate Small/Mid Cash Flow ETF for the period of October 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://distillatecapital.com/distillate-small-mid-cash-flow-etf-ticker-dsmc/. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://distillatecapital.com/distillate-small-mid-cash-flow-etf-ticker-dsmc/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Distillate Small/Mid Cash Flow ETF	$26	0.56%
[2]
Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.56%
Material Change Date	Jan. 31, 2025
Updated Performance Information Location [Text Block]	Visit https://distillatecapital.com/distillate-small-mid-cash-flow-etf-ticker-dsmc/ for more recent performance information.
Net Assets	$ 92,538,568
Holdings Count | $ / shares	151
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$92,538,568
Number of Holdings	151
Portfolio Turnover	48%
30-Day SEC Yield	1.25%
30-Day SEC Yield Unsubsidized	1.25%

Holdings [Text Block]

Top 10 Issuers (% of net assets)
Huntington Ingalls Industries, Inc.	1.8%
TopBuild Corporation	1.6%
United Therapeutics Corporation	1.5%
Reliance, Inc.	1.5%
Toll Brothers, Inc.	1.5%
Owens Corning	1.4%
Crocs, Inc.	1.4%
Dillard’s, Inc. - Class A	1.4%
Powell Industries, Inc.	1.4%
Omnicom Group, Inc.	1.4%

Material Fund Change [Text Block]	Changes to Fund’s Principal Risks: Effective January 31, 2025, sector risks for the Consumer, Energy and Industrials sectors were added to the Fund’s principal investment risks.
Updated Prospectus Web Address	https://distillatecapital.com/distillate-small-mid-cash-flow-etf-ticker-dsmc/
Distillate U.S. Fundamental Stability & Value ETF
Shareholder Report [Line Items]
Fund Name	Distillate U.S. Fundamental Stability & Value ETF
Class Name	Distillate U.S. Fundamental Stability & Value ETF
Trading Symbol	DSTL
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Distillate U.S. Fundamental Stability & Value ETF for the period of October 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://distillatecapital.com/distillate-u-s-fundamental-stability-value-etf-ticker-dstl/. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://distillatecapital.com/distillate-u-s-fundamental-stability-value-etf-ticker-dstl/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Distillate U.S. Fundamental Stability & Value ETF	$19	0.39%
[3]
Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.39%
Updated Performance Information Location [Text Block]	Visit https://distillatecapital.com/distillate-u-s-fundamental-stability-value-etf-ticker-dstl/ for more recent performance information.
Net Assets	$ 1,869,640,366
Holdings Count | $ / shares	102
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$1,869,640,366
Number of Holdings	102
Portfolio Turnover	34%
30-Day SEC Yield	1.47%
30-Day SEC Yield Unsubsidized	1.47%

Holdings [Text Block]

Top 10 Issuers	(% of net assets)
UnitedHealth Group, Inc.	3.5%
Merck & Company, Inc.	2.9%
AbbVie, Inc.	2.7%
Johnson & Johnson	2.4%
Procter & Gamble Company	2.1%
T-Mobile US, Inc.	2.1%
Comcast Corporation - Class A	1.8%
Cisco Systems, Inc.	1.8%
Cigna Group	1.6%
QUALCOMM, Inc.	1.6%

Updated Prospectus Web Address	https://distillatecapital.com/distillate-u-s-fundamental-stability-value-etf-ticker-dstl/

[1]
*	Annualized

[2]
*	Annualized

[3]
*	Annualized